Fees Summary	Oct. 01, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 15,000,000
Previously Paid Amount	0.00
Total Fee Amount	2,296.50
Total Offset Amount	0.00
Net Fee	2,296.50
Narrative - Max Aggregate Offering Price	$ 15,000,000
Final Prospectus	true